Other Financial Assets - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Disclosure of other financial assets [abstract]
Dividend income from financial assets measured at fair value through other comprehensive income	¥ 624	¥ 584	¥ 558